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(212) 318-6275
rachaelschwartz@paulhastings.com

November 14, 2008

VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re: The Gabelli Money Market Funds (the "Fund")
    Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A Under The Securities Act of 1933 (33-48220)

Ladies and Gentlemen:

On behalf of the Fund, we hereby transmit for filing under the Securities Act of 1933 and the Investment Company Act of 1940 one copy of Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A that has been marked to show changes from Post-Effective Amendment No. 21.

It is proposed that this filing will become effective November 14, 2008, pursuant to paragraph (b) of Rule 485 of the Securities Act of 1933. This filing does not contain any disclosure which would render it ineligible to become effective pursuant to paragraph (b) of Rule 485.

Should you have any questions or comments regarding the filing, please do not hesitate to contact the undersigned at the number above.

Sincerely,


/s/ Rachael L. Schwartz

Rachael L. Schwartz
for PAUL, HASTINGS, JANOFSKY & WALKER LLP